General accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
General Accounting Policies [Abstract]
Basis of presentation and statement of compliance	Basis of presentation and statement of compliance
The consolidated financial statements are prepared in
accordance with IFRS Accounting Standards as issued by
the International Accounting Standards Board (IASB) and as
adopted by the European Union (EU). The consolidated
financial statements also conform to Finnish accounting
and company legislation.
The consolidated financial statements are presented in
millions of euros (EURm), except when otherwise noted,
and are prepared under the historical cost convention,
except when otherwise disclosed in the accounting policies
in the specific notes.

Other information	Other information
This paragraph is included in connection with statutory
reporting requirements in Germany. The fully consolidated
German subsidiary, Nokia Solutions and Networks GmbH & Co.
KG, registered in the commercial register of Munich under HRA
88537, has made use of the exemption available under § 264b
and § 291 of the German Commercial Code (HGB).

Principles of consolidation	Principles of consolidation
The consolidated financial statements comprise the financial statements of the Parent Company, and each of those
companies over which it exercises control. Control over an
entity exists when Nokia is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Presumption is that a majority of voting rights results in
control. To support this presumption, Nokia considers all
relevant facts and circumstances in assessing whether it has power over the entity including voting rights and potential
voting rights, rights to appoint key management personnel
and rights arising from other contractual arrangements.
Consolidation of a subsidiary begins when Nokia obtains
control over the subsidiary and ceases when it loses control over the subsidiary.
All intercompany transactions are eliminated as part of the
consolidation process. Non-controlling interest represents the proportion of net profit or loss, other comprehensive income and net assets in subsidiaries that is not attributable to the equity holders of the Parent.

Investments in associates and joint ventures	Investments in associates and joint ventures
An associate is an entity over which Nokia exercises significant influence. A joint venture is a type of joint arrangement
whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.
Nokia’s investments in associates and joint ventures are
accounted for using the equity method. Under the equity
method, the investment in an associate or joint venture is
initially recognized at cost. The carrying amount of the
investment is adjusted to recognize changes in Nokia’s share of net assets of the associate or joint venture since the
acquisition date. Nokia’s share of profits and losses of
associates and joint ventures is reflected in the consolidated income statement. Any change in other comprehensive income
of associates and joint ventures is presented as part of
Nokia’s other comprehensive income.

Functional and presentation currency	Functional and presentation currency
The consolidated financial statements are presented in euro, the functional and presentation currency of the Parent
Company. The financial statements of all Group companies
are measured using the functional currency, which is the
currency of the primary economic environment in which the
entity operates.
Transactions in foreign currencies	Transactions in foreign currencies
Transactions in foreign currencies are recorded at exchange
rates prevailing at the date of the transaction. For practical reasons, a rate that approximates the actual rate at the date of the transaction is often used. Monetary assets and liabilities denominated in foreign currency are translated at the
exchange rates prevailing at the end of the reporting period.
Foreign exchange gains and losses arising from monetary
assets and liabilities as well as fair value changes of related hedging instruments are recognized in financial income and
expenses. Unrealized foreign exchange gains and losses related to non-monetary non-current financial investments are
included in the fair value measurement of these investments
and recognized in other operating income and expenses.
Foreign Group companies
On consolidation, the assets and liabilities of foreign
operations whose functional currency is other than euro are
translated into euro at the exchange rates prevailing at the end of the reporting period. The income and expenses of these
foreign operations are translated into euro at the average
exchange rates for the reporting period. The exchange
differences arising from translation for consolidation are
recognized as translation differences in other comprehensive income. On disposal of a foreign operation, the cumulative
amount of translation differences relating to that foreign
operation is reclassified to profit or loss.
Use of estimates and critical accounting judgements	1.3. Use of estimates and critical
accounting judgments
The preparation of financial statements requires use of
management judgment in selecting and applying accounting
policies as well as making estimates and assumptions about
the future. These judgments, estimates and assumptions may
have a significant effect on the amounts recognized in the
financial statements.
The estimates and assumptions used in determining the
carrying amounts of assets and liabilities are based on
historical experience, expected outcomes and various other
factors that were available when these financial statements
were prepared, and they are believed to be reasonable under
the circumstances. The estimates and assumptions are
reviewed continually and revised if changes in circumstances occur, or as a result of new information. As estimates
and assumptions inherently contain a varying degree of
uncertainty, actual outcomes may differ resulting in
adjustments to the carrying amounts of assets and liabilities in subsequent periods.
The accounting matters listed below are determined to involve the most difficult, subjective or complex judgments, or are
considered as major sources of estimation uncertainty that
may have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year. Please refer to the specific notes for further information on the key accounting estimates and judgments.

Key accounting estimates and judgments	Note
Judgment related to recognition of deferred tax assets	2.5. Income taxes
Judgment related to classification of Submarine Networks as a discontinued operation	2.6. Discontinued operations
Estimate of pension and other post-employment benefit obligations	3.4. Pensions and other post-employment benefits
Critical accounting judgment
Nokia is subject to income taxes in the jurisdictions in
which it operates. Judgment is required in determining
current tax expense, uncertain tax positions, deferred
tax assets and deferred tax liabilities; and the extent to
which deferred tax assets can be recognized.
Estimates related to the recoverability of deferred tax
assets are based on forecast future taxable income
and tax planning strategies. Based on these estimates
and assumptions, at 31 December 2024, Nokia has
EUR 21 853 million (EUR 21 569 million in 2023) of
unused tax losses, unused tax credits and deductible
temporary differences for which no deferred tax assets
are recognized due to uncertainty of utilization. The
majority of the unrecognized deferred tax assets relate
to France.
The utilization of deferred tax assets is dependent on
future taxable profit in excess of the profit arising from
the reversal of existing taxable temporary differences.
The recognition of deferred tax assets is based on the
assessment of whether it is probable that sufficient
taxable profit will be available in the future to utilize the unused tax losses, unused tax credits and deductible
temporary differences before the unused tax losses
and unused tax credits expire. Recognition of deferred
tax assets involves judgment regarding the future
financial performance of the particular legal entity
or tax group that has recognized the deferred tax asset.
At 31 December 2022, Nokia re-recognized deferred
tax assets of EUR 2.5 billion related to Finland in the
statement of financial position.
Critical accounting judgment
Nokia classified its non-core standalone Submarine Networks business, a global provider of submarine communication networks, as held-for-sale and a discontinued operation following the announcement of its sale on 27 June 2024. For financial reporting purposes the Submarine Networks business had been a separate cash-generating unit within the
Network Infrastructure reportable segment. Judgment was applied in determining that the Submarine Networks business is a component of Nokia that represents a separate major line of business which should be presented as a discontinued operationAccounting policies
Nokia has various post-employment plans in accordance with the local conditions and practices in the countries in which it operates. Nokia’s defined benefit plans comprise pension schemes as well as other benefit plans providing post-employment healthcare and life insurance coverage to certain employee groups. Defined benefit plans expose Nokia to various risks such as investment risk, interest rate risk, life expectancy risk, and regulatory/
compliance risk. The characteristics and extent of these risks vary depending on the legal, fiscal and economic requirements in each country as well as the impact of global events.
The plans are generally funded through payments to insurance companies or contributions to trustee-administered funds as determined by periodic actuarial calculations.
The costs of defined benefit plans are assessed using the projected unit credit method.
The defined benefit obligation is measured as the present value of the estimated future cash outflows using interest rates on high-quality corporate bonds or government bonds with maturities most closely matching expected payouts of benefits. The plan assets are measured at fair value at the reporting date. The liability or asset recognized in the statement of financial position is the present value of the defined benefit obligation at the reporting date less the fair value of plan assets adjusted for effects of any asset ceiling.
Actuarial valuations for defined benefit plans are performed annually or when a material plan amendment, curtailment or settlement occurs. Service cost related to employees’
service in the current period and past service cost resulting from plan amendments and curtailments, as well as gains and losses on settlements, are presented in cost of sales, research and development expenses or selling, general and administrative expenses. Net interest as well as pension plan administration costs not considered in determining the return on plan assets, are presented in financial income and expenses. Remeasurements, comprising actuarial gains and losses, the effect of the asset ceiling and the return on plan assets, excluding amounts recognized in net interest, are recognized in other comprehensive income. Remeasurements are not reclassified to profit or loss in subsequent periods.
In a defined contribution plan, Nokia’s legal or constructive obligation is limited to the amount that it agrees to contribute to the plan. Nokia’s contributions to defined contribution plans, multi-employer and insured plans are recognized in the income statement in the period to which the contributions relate. If a pension plan is funded through an insurance contract where Nokia does not retain any legal or constructive obligations, the plan is treated as a defined contribution plan. All arrangements that do not fulfill these conditions are considered defined benefit plans.

New and amended standards and interpretations	1.4. New and amended standards and
interpretations
On 1 January 2024, Nokia adopted the following amendments
to the accounting standards issued by the IASB and endorsed
by the EU:
■Amendments to IFRS 16 Leases: Lease Liability in a Sale and
Leaseback;
■Amendments to IAS 1 Presentation of Financial Statements:
Classification of Liabilities as Current or Non-current;
■Amendments to IAS 1 Presentation of Financial Statements:
Non-current Liabilities with Covenants; and
■Amendments to IAS 7 Statement of Cash Flows and IFRS 7
Financial Instruments: Disclosures: Supplier Finance
Arrangements.
The amendments had no material impact on the measurement,
recognition or presentation of any items in Nokia’s
consolidated financial statements for 2024.
Nokia has not early adopted any new or amended standards or
interpretations that have been issued but are not yet effective.
The new and amended standards and interpretations issued by
the IASB that are effective in future periods are not expected to have a material impact on the consolidated financial
statements of Nokia when adopted, except for IFRS 18
Presentation and Disclosure in Financial Statements which
was published in April 2024.
IFRS 18 sets out the requirements for presentation and
disclosures in financial statements and it will replace IAS 1
Presentation of Financial Statements. The new standard is
effective for annual reporting periods beginning on or after
1 January 2027, with earlier application permitted. IFRS 18 is yet to be endorsed by the EU. Nokia is assessing the impact
of IFRS 18 on its consolidated financial statements but as
IFRS 18 is not changing the recognition and measurement
requirements it is not expected to have significant impact
other than on the presentation of financial information.
Nokia intends to adopt IFRS 18 and other new and amended
standards and interpretations, if applicable, when they become effective and are endorsed by the EU.

Revenue recognition	Accounting policies
Nokia accounts for a contract with a customer when the
contract has been approved in writing, which is generally
when both parties are committed to perform their
respective obligations, the rights, including payment terms, regarding the goods and services to be transferred can be
identified, the contract has commercial substance, and
collection of the consideration to which Nokia expects to
be entitled is probable. Management considers only legally
enforceable rights in evaluating the accounting for contracts with customers. As such, frame agreements that do not
create legally enforceable rights and obligations are
accounted for based on the issuance of subsequent legally
binding purchase orders under the frame agreements.
A contract modification or a purchase order is accounted
for as a separate contract if the scope of the contract
increases by additional distinct goods or services, and the
price of the contract increases by an amount that reflects
the standalone selling price of those additional goods or
services. In cases where the additional goods or services
are distinct but not sold at a standalone selling price,
the contract modification is accounted for prospectively.
In cases where the additional goods or services are not
distinct, the modification is accounted for through a
cumulative catch-up adjustment.
Nokia recognizes revenue from contracts with customers
to reflect the transfer of promised goods and services to
customers for amounts that reflect the consideration to
which Nokia expects to be entitled in exchange for those
goods and services. The consideration may include a
variable amount, which Nokia estimates based on the most
likely amount. Items causing variability include volume
discounts and sales-based or usage-based royalties. Nokia
includes variable consideration into the transaction price
only to the extent that it is highly probable that a significant revenue reversal will not occur. The transaction price also
excludes amounts collected on behalf of third parties.
In cases where the timing of payments provides either the
customer or Nokia with a significant benefit of financing,
the transaction price is adjusted for the effect of financing and the related interest revenue or interest expense
is presented separately from revenue. As a practical expedient,
Nokia does not account for financing components if, at
contract inception, the consideration is expected to be
received within one year before or after the goods or services have been transferred to the customer.
Nokia enters into contracts with customers consisting of any combination of hardware, services and intellectual property.
Hardware and software sold by Nokia includes warranty,
which can either be assurance-type for repair of defects
and replacement of hardware recognized as a centralized
warranty provision, or service-type for scope beyond the
repair of defects or for a time period beyond the standard
assurance-type warranty period and considered as a
separate performance obligation within the context of
the contract.
The associated revenue recognized for such contracts
depends on the nature of the underlying goods and services
provided. The promised goods or services in the contract
might include sale of goods, license of intellectual property and grant of options to purchase additional goods or
services that may provide the customer with a material
right. Nokia conducts an assessment at contract inception
to determine which promised goods and services in a
customer contract are distinct and accordingly identified
as performance obligations.
The standalone selling price of each performance obligation
is determined by considering factors such as the price of
the performance obligation if sold on a standalone basis and the expected cost of the performance obligation plus a
reasonable margin when price references are not available.
The portion of the transaction price allocated to each
performance obligation is then recognized when the
revenue recognition criteria for that performance obligation have been met.
Nokia allocates the transaction price to each distinct
performance obligation on the basis of their standalone
selling prices, relative to the overall transaction price. If a standalone selling price is not observable, it is estimated.
The transaction price may include a discount or a variable
amount of consideration that is generally allocated
proportionately to all performance obligations in the
contract unless Nokia has observable evidence that the
entire discount relates to only one or more, but not all,
performance obligations in a contract. The amount of
revenue recognized is the amount allocated to the satisfied
performance obligation based on the relative standalone
selling prices. A performance obligation may be satisfied
at a point in time or over time.
As described in Note 4.5. Trade receivables and other
customer-related balances, Nokia presents its customer
contracts in the statement of financial position as either
a contract asset or a contract liability, depending on
the relationship between Nokia’s performance and
the customer’s payment for each individual contract.
      Sale of products
Nokia manufactures and sells a range of networking
equipment, covering the requirements of network
operators. Revenue for these products is recognized when
control of the products has transferred, the determination
of which may require judgment. Typically, for standard
equipment sales, control transfers upon delivery. For
more complex solutions, control generally transfers
upon acceptance.
In some arrangements, mainly within the Submarine Networks
business which is presented as a discontinued operation and
was sold in 2024, Nokia’s performance does not create an
asset with an alternative use and Nokia recognizes revenue
over time using the output method, which faithfully depicts the manner in which the asset is transferred to the customer as
well as Nokia’s enforceable rights to payment for the work
completed to date, including margin. The output measure
selected by Nokia for each contract may vary depending on
the nature of the contract.
Sale of services
Nokia provides services related to the provision of networking equipment, ranging from managing a customer’s network
and product maintenance services to network installation,
integration and optimization. Revenue for each separate
service performance obligation is recognized as or when the
customer obtains the benefits of Nokia’s performance. Service revenue is recognized over time for managed and maintenance
services, as in these cases Nokia performs throughout a fixed contract term and the customer simultaneously receives and
consumes the benefits as Nokia performs. In some cases,
Nokia performs services that are subject to customer
acceptance where revenue is recognized when the customer
acceptance is obtained.
Sale of intellectual property licenses
Nokia provides its customers with licenses to intellectual
property (IP) owned by Nokia by granting software licenses
and rights to benefit from Nokia’s IP in their products.
When a software license is sold, revenue is recognized
upon delivery or acceptance of the software, as Nokia has
determined that each software release is distinct, and the
license is granted for software as it exists when the control transfers to the customer.
When Nokia grants customers a license to use IP owned by
Nokia, the associated license fee revenue is recognized in
accordance with the substance of the relevant agreements.
In the majority of cases, Nokia retains obligations to
continue to develop and make available to the customer
the latest IP in the licensed assets during the contract term, and therefore revenue is recognized pro rata over the
period during which Nokia is expected to perform.
Recognition of the revenue as pro rata over the term of the
license is considered the most faithful depiction of Nokia’s satisfaction of the performance obligation as the IP being
licensed towards the customer includes new inventions
patented by Nokia that are highly interdependent and
interrelated and created through the course of continuous
research and development (R&D) efforts that are relatively
stable throughout the year. In some contracts, Nokia has
no remaining obligations to perform after granting a license to the initial IP, and licensing fees are non-refundable. In these cases, revenue is recognized at the beginning of the
license term.

Segment information	Accounting policies
Nokia has four operating and reportable segments for
financial reporting purposes: (1) Network Infrastructure,
(2) Mobile Networks, (3) Cloud and Network Services
and (4) Nokia Technologies. In addition, Nokia provides
net sales disclosure for the following business units
within the Network Infrastructure segment: (i) IP Networks,
(ii) Optical Networks and (iii) Fixed Networks.
The President and CEO is the chief operating decision-
maker monitoring the operating results of segments
for the purpose of assessing performance and making
decisions about resource allocation. Key financial
performance measures of the segments comprise
primarily net sales and segment operating profit.
The evaluation of segment performance and allocation
of resources is primarily based on segment operating
profit which the management believes is the most
relevant measure for this purpose. Segment operating
profit excludes intangible asset amortization and
other purchase price fair value adjustments, goodwill
impairments, restructuring-related charges and certain
other items of income and expenses that may not be
indicative of the business operating results.
Accounting policies of the segments are the same as
those for the Group except for the aforementioned
items of income and expenses that are not allocated to
the segments. Inter-segment revenues and transfers are
accounted for as if the revenues were to third parties,
that is, at current market prices.

Operating expenses and other operating income	Accounting policies
Nokia presents its income statement based on the
function of expenses as it considers this to provide more
relevant information about its financial performance.
Information about the nature of expenses is provided
in the notes. Certain items of income and expenses,
such as gains and losses from venture funds, are
presented as other operating income and expenses
as Nokia considers these items to be related to its
operating activities but not to any specific functions.
Government grants received as compensation for
expenses incurred are recognized as a reduction of
the related expenses except for certain non-recurring
grants that are recognized as other operating income.
Government grants received in the form of R&D tax
credits are recognized as a reduction of R&D expenses if
the tax credit relates to the R&D expenditures incurred
by Nokia and the tax credit is reimbursed in cash by the
government in cases where Nokia is not able to offset it
against its income tax payable. R&D tax credits that do
not meet both conditions are recognized as income
tax benefit.

Government grants	Government grants received as compensation for
expenses incurred are recognized as a reduction of
the related expenses except for certain non-recurring
grants that are recognized as other operating income.
Government grants received in the form of R&D tax
credits are recognized as a reduction of R&D expenses if
the tax credit relates to the R&D expenditures incurred
by Nokia and the tax credit is reimbursed in cash by the
government in cases where Nokia is not able to offset it
against its income tax payable. R&D tax credits that do
not meet both conditions are recognized as income
tax benefit.

Income taxes	Accounting policies
Income tax expense comprises current tax and deferred tax.
Tax is recognized in the income statement except to the
extent that it relates to items recognized in other
comprehensive income, or directly in equity, in which case
the related tax is recognized in other comprehensive income
or equity, respectively.
Current taxes are calculated based on the results of the
Group companies in accordance with local tax laws and using
tax rates that are enacted or substantively enacted at the
reporting date. Corporate taxes withheld at the source of
the income on behalf of Group companies are accounted
for as income taxes when determined to represent a tax on
net income.
Deferred tax assets and liabilities are determined using the balance sheet liability method for all temporary differences arising between the tax bases of assets and liabilities and
their carrying amounts in the statement of financial
position. Deferred tax assets are recognized to the extent
it is probable that future taxable profit will be available
against which the unused tax losses, unused tax credits
and deductible temporary differences can be utilized in
the relevant jurisdictions. Deferred tax assets are assessed for realizability at each reporting date. When facts and
circumstances indicate it is no longer probable that
deferred tax assets will be utilized, adjustments are made
as necessary.
Deferred tax liabilities are recognized for taxable temporary differences, and for temporary differences that arise
between the fair value and the tax base of identifiable net
assets acquired in business combinations. Deferred tax
liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred tax liabilities are
recognized on taxable temporary differences associated
with investments in subsidiaries, associates and joint
arrangements, unless the timing of the reversal of the
temporary difference is controlled by Nokia, and it is
probable that the temporary difference will not reverse
in the foreseeable future. Nokia applies the exception to
recognizing and disclosing information about deferred
tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May
2023. Deferred tax assets and deferred tax liabilities are
measured using the enacted or substantively enacted tax
rates at the reporting date that are expected to apply in the period when the asset is realized or the liability is settled.
Deferred tax assets and liabilities are not discounted.
Deferred tax assets and deferred tax liabilities are offset for presentation purposes when there is a legally enforceable
right to set off current tax assets against current tax
liabilities, and the deferred tax assets and deferred tax
liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different
taxable entities which intend either to settle current tax
liabilities and assets on a net basis, or realize the assets and settle the liabilities simultaneously in each future period
in which significant amounts of deferred tax liabilities or
deferred tax assets are expected to be settled or recovered.
Nokia periodically evaluates positions taken in tax returns
in situations where applicable tax regulation is subject to
interpretation. The amounts of current and deferred tax
assets and liabilities are adjusted when it is considered
probable, i.e. more likely than not, that certain tax positions may not be fully sustained upon review by tax authorities.
The amounts recorded are based on the most likely amount
or the expected value, depending on which method Nokia
expects to better predict the resolution of the uncertainty, at each reporting date.

Description of accounting policy for non-current assets or disposal groups classified as held for sale and discontinued operations [text block]	Accounting policies
Non-current assets or disposal groups are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-current assets or disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Non-
current assets classified as held for sale, or included in a disposal group classified as held for sale, are not depreciated or amortized.
Discontinued operation is reported when a component of Nokia, comprising operations and cash flows that can be clearly distinguished both operationally and for financial reporting purposes from the rest of Nokia, has been disposed of or is classified as held for sale, and that component represents a major line of business or geographical area of operations or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Profit or loss from discontinued operations is reported separately from income and expenses from continuing operations in the consolidated income statement, with prior periods presented on a comparative basis. Intra-group revenues and expenses between continuing and discontinued operations are eliminated
Earnings per share

Accounting policies
Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the parent by the weighted average number of shares outstanding during the year. Diluted earnings per share is calculated by adjusting the profit or loss attributable to equity holders of the parent, and the weighted average number of shares outstanding, for the effects of all dilutive potential ordinary shares. Potential ordinary shares are excluded from the calculation of diluted earnings per share when they are determined to be antidilutive.

Share-based payments	Accounting policies
Nokia offers three types of global share-based
compensation plans for employees: performance shares,
restricted shares and the employee share purchase plan.
All plans are equity-settled.
Employee services received and the corresponding
increase in equity are measured by reference to the
fair value of the equity instruments at the grant date,
excluding the impact of any non-market vesting
conditions. Plans that apply tranched vesting are
accounted for under the graded vesting model. Share-
based compensation plans are generally conditional on
continued employment as well as the fulfillment of any
performance conditions specified in the award terms.
Until the Nokia shares are delivered, the participants
do not have any shareholder rights, such as voting or
dividend rights, associated with the shares. The share
grants are generally forfeited if the employment
relationship with Nokia terminates prior to vesting.
Share-based compensation is recognized as an expense
over the relevant service periods.

Pensions and other post-employee benefits	Accounting policies
Nokia has various post-employment plans in accordance with the local conditions and practices in the countries in which it operates. Nokia’s defined benefit plans comprise pension schemes as well as other benefit plans providing post-employment healthcare and life insurance coverage to certain employee groups. Defined benefit plans expose Nokia to various risks such as investment risk, interest rate risk, life expectancy risk, and regulatory/
compliance risk. The characteristics and extent of these risks vary depending on the legal, fiscal and economic requirements in each country as well as the impact of global events.
The plans are generally funded through payments to insurance companies or contributions to trustee-administered funds as determined by periodic actuarial calculations.
The costs of defined benefit plans are assessed using the projected unit credit method.
The defined benefit obligation is measured as the present value of the estimated future cash outflows using interest rates on high-quality corporate bonds or government bonds with maturities most closely matching expected payouts of benefits. The plan assets are measured at fair value at the reporting date. The liability or asset recognized in the statement of financial position is the present value of the defined benefit obligation at the reporting date less the fair value of plan assets adjusted for effects of any asset ceiling.
Actuarial valuations for defined benefit plans are performed annually or when a material plan amendment, curtailment or settlement occurs. Service cost related to employees’
service in the current period and past service cost resulting from plan amendments and curtailments, as well as gains and losses on settlements, are presented in cost of sales, research and development expenses or selling, general and administrative expenses. Net interest as well as pension plan administration costs not considered in determining the return on plan assets, are presented in financial income and expenses. Remeasurements, comprising actuarial gains and losses, the effect of the asset ceiling and the return on plan assets, excluding amounts recognized in net interest, are recognized in other comprehensive income. Remeasurements are not reclassified to profit or loss in subsequent periods.
In a defined contribution plan, Nokia’s legal or constructive obligation is limited to the amount that it agrees to contribute to the plan. Nokia’s contributions to defined contribution plans, multi-employer and insured plans are recognized in the income statement in the period to which the contributions relate. If a pension plan is funded through an insurance contract where Nokia does not retain any legal or constructive obligations, the plan is treated as a defined contribution plan. All arrangements that do not fulfill these conditions are considered defined benefit plans.

Goodwill and intangible assets	Accounting policies
Intangible assets acquired separately are measured on
initial recognition at cost. Internally generated intangibles, except for development costs that may be capitalized, are
expensed as incurred. Development costs are capitalized
only if Nokia has the technical feasibility to complete the
asset; has an ability and intention to use or sell the asset;
can demonstrate that the asset will generate future
economic benefits; has resources available to complete
the asset; and has the ability to measure reliably the
expenditure during development.
The useful life of Nokia’s intangible assets, other than
goodwill, is finite. Following initial recognition, finite
intangible assets are carried at cost less accumulated
amortization and accumulated impairment losses. Intangible
assets are amortized over their useful lives, generally three years to ten years, using the straight-line method, which is considered to best reflect the pattern in which the asset’s
future economic benefits are expected to be consumed.
Depending on the nature of the intangible asset, the
amortization charges for continuing operations are included
in cost of sales, research and development expenses or
selling, general and administrative expenses.
Goodwill is allocated to the cash-generating units or groups of cash-generating units that are expected to benefit from
the synergies of the related business combination and that
reflect the lowest level at which goodwill is monitored for
internal management purposes. A cash-generating unit, as
determined for the purposes of Nokia’s goodwill impairment
testing, is the smallest group of assets generating cash
inflows that are largely independent of the cash inflows
from other assets or groups of assets. The carrying value
of a cash-generating unit includes its share of relevant
corporate assets allocated to it on a reasonable and
consistent basis. When the composition of one or more
groups of cash-generating units to which goodwill has been
allocated is changed, the goodwill is reallocated based on
the relative fair value of the affected groups of cash-
generating units.
Nokia tests the carrying value of goodwill for impairment
annually. In addition, Nokia assesses the recoverability of the carrying value of goodwill and intangible assets if events
or changes in circumstances indicate that the carrying value may be impaired. Factors that Nokia considers when it
reviews indications of impairment include, but are not
limited to, underperformance of the asset relative to its
historical or projected future results, significant changes
in the manner of using the asset or the strategy for the
overall business, and significant negative industry or
economic trends.
Nokia conducts its impairment testing by determining the
recoverable amount for an asset, a cash-generating unit or
groups of cash-generating units. The recoverable amount
of an asset, a cash-generating unit or groups of cash-
generating units is the higher of its fair value less costs of disposal and its value-in-use. The recoverable amount is
compared to the asset’s, cash-generating unit’s or groups
of cash-generating units’ carrying value. If the recoverable amount for the asset, cash-generating unit or groups of
cash-generating units is less than its carrying value, the
asset is considered impaired and is written down to its
recoverable amount. Impairment losses are presented
in cost of sales, research and development expenses or
selling, general and administrative expenses, except for
impairment losses on goodwill, which are presented in
other operating expenses.

Impairment of goodwill, intangible assets, property, plant and equipment and right-of-use assets	Nokia tests the carrying value of goodwill for impairment
annually. In addition, Nokia assesses the recoverability of the carrying value of goodwill and intangible assets if events
or changes in circumstances indicate that the carrying value may be impaired. Factors that Nokia considers when it
reviews indications of impairment include, but are not
limited to, underperformance of the asset relative to its
historical or projected future results, significant changes
in the manner of using the asset or the strategy for the
overall business, and significant negative industry or
economic trends.
Nokia conducts its impairment testing by determining the
recoverable amount for an asset, a cash-generating unit or
groups of cash-generating units. The recoverable amount
of an asset, a cash-generating unit or groups of cash-
generating units is the higher of its fair value less costs of disposal and its value-in-use. The recoverable amount is
compared to the asset’s, cash-generating unit’s or groups
of cash-generating units’ carrying value. If the recoverable amount for the asset, cash-generating unit or groups of
cash-generating units is less than its carrying value, the
asset is considered impaired and is written down to its
recoverable amount. Impairment losses are presented
in cost of sales, research and development expenses or
selling, general and administrative expenses, except for
impairment losses on goodwill, which are presented in
other operating expenses.

Property, plant and equipment	Accounting policies
Property, plant and equipment are stated at cost less
accumulated depreciation and accumulated impairment
losses. Depreciation is recorded on a straight-line basis
over the expected useful lives of the assets as follows:

Buildings and constructions
Buildings and constructions	20–33 years
Light buildings and constructions	3–20 years
Vessels(1)
Cable-laying vessels	15–40 years
Cable-laying accessories	4–10 years
Machinery and equipment
Production machinery and measuring and test equipment	1–5 years
Other machinery and equipment	3–10 years
(1)Vessels relate to Submarine Networks business which is presented as a discontinued operation. The assets of Submarine Networks business were classified as held for sale in June 2024. Refer to Note 2.6. Discontinued
operations for more information.

Land and water areas are not depreciated.
Maintenance, repairs and renewals are generally
expensed in the period in which they are incurred.
However, major renovations are capitalized and included
in the carrying amount of the asset when it is probable
that future economic benefits in excess of the originally
assessed standard of performance of the existing asset
will flow to Nokia. Major renovations are depreciated over
the remaining useful life of the related asset. Leasehold
improvements are depreciated over the shorter of the
lease term and the useful life. Gains and losses on the
disposal of property, plant and equipment are included
in other operating income or expenses.

Leases	Accounting policies
In the majority of its lease agreements, Nokia is acting
as a lessee. Nokia’s leased assets relate mostly to
commercial and industrial properties such as R&D,
production and office facilities. Nokia also leases vehicles provided as employee benefits and service vehicles.
There are only minor lease contracts, mainly concerning
subleases of vacant leasehold or freehold facilities,
where Nokia is acting as a lessor.
As a lessee, Nokia recognizes a right-of-use asset and a
lease liability at the commencement date of the lease.
Right-of-use assets are measured at cost less
accumulated depreciation and impairment losses, and
adjusted for any remeasurements of the lease liabilities.
Right-of-use assets are depreciated on a straight-line
basis over the lease term as follows:

Buildings	3–15 years
Other	3–5 years
Lease liabilities are initially measured at the present value of the lease payments made over the lease term. Nokia
uses its incremental borrowing rate to calculate the
present value as the interest rate implicit in the lease is
not readily determinable. Subsequently, lease liabilities
are measured on an amortized cost basis using the
effective interest method. In addition, lease liabilities are remeasured if there is a lease modification, a change in
the lease term or a change in the future lease payments.
The interest component of the lease payments is
recognized as interest expense in financial expenses.
Nokia applies practical expedients whereby the payments
for short-term leases and leases of low-value assets are
recognized as an operating expense on a straight-line
basis over the lease term. In addition, Nokia does not
separate certain non-lease components from lease
components but instead accounts for each lease
component and associated non-lease component
as a single lease component.

Inventories	Accounting policies
Inventories are measured at the lower of cost and net
realizable value. Cost is determined using standard cost,
which approximates actual cost on a first-in first-out
(FIFO) basis. In addition to the cost of materials and
direct labor, an appropriate proportion of production
overheads is allocated to the cost of inventory. Net
realizable value is the estimated selling price in the
ordinary course of business less the estimated costs
necessary to make the sale.
Contract work in progress comprises costs incurred to
date for customer contracts where the contractual
performance obligations are not yet satisfied. Contract
work in progress will be recognized as cost of sales when
the corresponding revenue is recognized.

Trade receivable and other customer-related balances	Accounting policies
Customer contracts
Nokia presents its customer contracts in the statement of
financial position as either a contract asset or a contract
liability, depending on the relationship between Nokia’s
performance and the customer’s payment for each
individual contract. On a net basis, a contract asset position represents where Nokia has performed by transferring
goods or services to a customer before the customer has
provided the associated consideration or before payment
is due. Conversely, a contract liability position represents where a customer has paid consideration or payment is due,
but Nokia has not yet transferred goods or services to the
customer. Contract assets presented in the statement of
financial position are current in nature while contract
liabilities can be either current or non-current.
Invoices are generally issued as control transfers and/or as services are rendered. Invoiced receivables represent an
unconditional right to receive the consideration and only
the passage of time is required before the consideration is
received. Invoiced receivables are presented separately
from contract assets as trade receivables in the statement
of financial position. Trade receivables may be converted to customer loan receivables in certain cases where extended
payment terms are requested. From time to time Nokia may
also extend loans to other third parties and these loans are accounted for similarly as customer loan receivables. Nokia
sells trade receivables and customer loan receivables to
various financial institutions primarily without recourse in the normal course of business, in order to manage credit
risk and working capital cycle.
The business model for managing trade receivables and
customer loan receivables is holding receivables to collect
contractual cash flows and selling receivables. Trade
receivables and customer loan receivables are initially
recognized and subsequently remeasured at fair value
using the discounted cash flow method.
The changes in fair value are recognized in the fair value
reserve through other comprehensive income. Interest
calculated using the effective interest method as well as
foreign exchange gains and losses are recognized in financial income and expenses.
Discounts without performance obligations presented on
the statement of financial position in other current liabilities relate to discounts given to customers which will be
executable upon satisfying specific criteria. As these
discounts become executable, they are netted against
related trade receivables or customer loan receivables.
Expected Credit Losses
Loss allowance for expected credit losses (ECL) is recognized on financial assets measured at amortized cost and financial assets measured at fair value through other comprehensive
income, as well as on financial guarantee contracts and loan commitments. Nokia continuously assesses its financial
instruments on a forward-looking basis and accounts
for the changes in ECL on a quarterly basis using the
following method:
■ECL = PD x LGD x EAD
■Probability of Default (PD) is based on the credit rating
profile of the counterparties as well as specific local
circumstances as applicable, unless there are specific
events that would indicate that the credit rating would
not be an appropriate basis for estimating credit risk at
the reporting date.
■For Loss Given Default (LGD), the recovery rate is based
on the type of receivable, specific local circumstances
as applicable and related collateral arrangements,
if any.
■Exposure at Default (EAD) is normally the nominal value
of the receivable.
Nokia applies a simplified approach to recognize a loss
allowance based on lifetime ECL on trade receivables
and contract assets without significant financing
components. Based on quantitative and qualitative
analysis, Nokia has determined that the credit risk
exposure arising from its trade receivables is low risk.
Quantitative analysis focuses on historical loss rates,
historic and projected sales and the corresponding trade
receivables, and overdue trade receivables including
indicators of any deterioration in the recovery
expectation. Qualitative analysis focuses on all relevant
conditions, including customer and country credit rating,
to improve the accuracy of estimating lifetime ECL.
For customer loan receivables, the ECL is calculated
separately for each significant counterparty using the
method described above, including the impact of any
collateral arrangements or other credit enhancements
to LGD. The estimate is based on 12-month ECL unless
there has been a significant increase in credit risk for
the specific counterparty since the initial recognition,
in which case lifetime ECL is estimated. Breaches of
contract, credit rating downgrades and other credit
measures are typical indicators that Nokia takes into
consideration when assessing whether the credit risk on
a financial instrument has increased significantly since
initial recognition. Nokia considers additional indicators
to determine if a financial asset is credit-impaired
including whether the counterparty is in significant
financial difficulties and whether it is becoming probable
that the customer will enter bankruptcy or financial
reorganization. Typically customer loan credit risk is
higher than credit risk of trade receivables and contract
assets on average.
The change in the amount of ECL for trade receivables
and contract assets is recognized in other operating
expenses and for customer loan receivables in financial
expenses. For customer loan receivables, the loss
allowance is recorded as an adjustment in other
comprehensive income instead of adjusting the carrying
amount that has already been recorded at fair value. If
trade receivables and customer loan receivables are sold,
the impact of ECL is reversed and the difference between
the carrying amount derecognized and the consideration
received is recognized in financial expenses.

Customer-related balances
Nokia aims to ensure the highest possible quality in trade receivables and contract assets as well as customer loan receivables.
The Credit Risk Management Standard Operating Procedure, approved by the CFO, lays out the framework for the management of business-related credit risks. The Credit Risk Management Standard Operating Procedure sets out that credit decisions are based on credit evaluation in each business, including credit rating and limits for larger exposures, according to defined principles. Group level limit approvals are required for material credit exposures. Credit risks are monitored in each business and, where appropriate, mitigated on a case-by-case basis with the use of letters of credit, collaterals, sponsor guarantees, credit insurance and sale of selected receivables.

Provisions	Accounting policies
Provision is recognized when Nokia has a present legal or
constructive obligation as a result of past events, it is
probable that an outflow of resources will be required
to settle the obligation and a reliable estimate of the
amount can be made. Management judgment may be
required in determining whether it is probable that an
outflow of economic benefits will be required to settle
the obligation. The amount recognized as a provision
is based on the best estimate of unavoidable costs
required to settle the obligation at the end of the
reporting period.
When estimating the amount of unavoidable costs,
management may be required to consider a range of
possible outcomes and their associated probabilities,
risks and uncertainties surrounding the events and
circumstances, as well as making assumptions about the
timing of payment. Changes in estimates of timing or
amounts of costs required to settle the obligation may
become necessary as time passes and/or more accurate
information becomes available. Nokia assesses the
adequacy of its existing provisions and adjusts the
amounts as necessary based on actual experience
and changes in facts and circumstances at each
reporting date.

Financial assets and liabilities	Accounting policies
Fair value
Fair value is the price that would be received to sell an
asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Financial assets and liabilities measured at fair value are
categorized based on the availability of observable inputs
used to measure their fair value. Three hierarchical levels
are based on an increasing amount of judgment associated
with the inputs used to derive fair valuation for these assets and liabilities, Level 1 being market values for exchange
traded products, Level 2 being primarily based on publicly
available market information and Level 3 requiring most
management judgment.
The fair value of an asset or a liability is measured using
the assumptions that market participants would use
when pricing the asset or liability, assuming that market
participants act in their economic best interest, by using
quoted market rates, discounted cash flow analyses and
other appropriate valuation models. Nokia uses valuation
techniques that are appropriate in the circumstances and
for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and
minimizing the use of unobservable inputs. At the end of
each reporting period, all financial assets and liabilities, that are either measured at fair value on a recurring basis or for which fair values are disclosed in the financial statements, are categorized within the fair value hierarchy based on
the lowest level input that is significant to the fair value measurement as a whole.
Classification and measurement
Financial assets
Nokia classifies its financial assets that are debt instruments in the following three categories: financial assets measured at amortized cost, financial assets measured at fair value
through other comprehensive income, and financial assets
measured at fair value through profit and loss. The selection of the appropriate category is made based on both Nokia’s
business model for managing the financial asset and on the
contractual cash flow characteristics of the asset. Equity
instruments and derivative financial assets are measured
at fair value through profit and loss.
Nokia’s business model for managing financial assets is defined on a portfolio level. The business model must be observable on a practical level by the way the business is managed. The cash flows of financial assets measured at amortized cost are solely payments of principal and interest. These assets are held within a business model that has an objective to hold assets to collect contractual cash flows. Financial assets measured at fair value through other comprehensive income have cash flows that are
solely payments of principal and interest, and these assets are held within a business model that has an objective that is
achieved both by holding financial assets to collect contractual cash flows and selling financial assets. For these categories, a loss allowance is calculated on a quarterly basis based on a review of collectability (probability of default) and available collateral (loss given default) for the asset, recorded as an adjustment to the carrying amount of the asset and recognized in other financial expenses in the income statement.
Financial assets measured at fair value through profit and loss are assets that do not fall in either of the categories in the paragraph above. Additionally, the accounting for financial
assets depends on whether the financial asset is part of a
hedging relationship (refer to Note 5.3. Derivative and firm commitment assets and liabilities).
All purchases and sales of financial assets are recorded on
the trade date, i.e. when Nokia commits to purchase or sell
the asset. All financial assets are initially measured at fair value and subsequently remeasured according to their
classification. Subsequently, instruments classified as fair value through profit or loss and instruments classified as fair value through other comprehensive income are remeasured
at fair value, while instruments classified as amortized cost are remeasured using the effective interest rate method.
For instruments classified as fair value through profit or
loss, the fair value adjustments and foreign exchange gains
and losses are recognized in the income statement either in
other operating income and expenses or financial income
and expenses as determined by the purpose of the
instruments. For instruments classified as fair value through other comprehensive income, changes in fair value are
recognized in the fair value reserve through other
comprehensive income (refer to Note 5.1. Equity).
For instruments classified as amortized cost, interest
calculated using the effective interest method, as well as
foreign exchange gains and losses, are recognized in
financial income and expenses in the income statement.
A financial asset is derecognized when substantially all the risks and rewards related to the financial asset have been
transferred to a third party that assumes control of the
asset. On derecognition of a financial asset, the difference between the carrying amount and the consideration
received is recognized in the income statement either in
other operating income and expenses or financial income
and expenses as determined by the purpose of the
instrument. The FIFO method is used to determine the
cost basis of financial assets at amortized cost that are
disposed of.
Financial liabilities
Nokia classifies its financial liabilities as financial liabilities measured at amortized cost except for derivative liabilities and the conditional obligation related to Nokia Shanghai
Bell, which are classified as financial liabilities at fair value through profit and loss.
All financial liabilities are initially recognized at fair value and, in the case of borrowings and payables, net of transaction
costs. Financial liabilities are subsequently remeasured
according to their classification.
For financial liabilities measured at amortized cost, interest calculated using the effective interest method, as well as
foreign exchange gains and losses, are recognized in
financial income and expenses in the income statement.
Financial liabilities are derecognized when the related
obligation is discharged, canceled or expired. Additionally, a substantial modification of the terms of an existing financial liability is accounted for as a derecognition of the original financial liability and the recognition of a new financial
liability. On derecognition of a financial liability, the
difference between the carrying amount extinguished and
the consideration paid is recognized in financial income or
expenses in the income statement.

Derivative and firm commitment assets and liabilities	Accounting policies
Fair value
All derivatives are recognized initially at fair value on the date a derivative contract is entered into and subsequently
remeasured at fair value. The method of recognizing
the resulting gain or loss varies according to whether
the derivatives are designated and qualify under
hedge accounting.
Foreign exchange forward contracts are valued at market-
forward exchange rates. Changes in fair value are measured
by comparing these rates with the original contract-forward
rate. Currency options are valued at each reporting date
by using the Garman & Kohlhagen option valuation model.
Interest rate swaps and cross-currency swaps are valued
using the discounted cash flow method.
Hedge accounting
Nokia applies hedge accounting on certain foreign exchange
forward contracts, options or option strategies, and interest rate derivatives. Qualifying options and option strategies
have zero net premium, or a net premium paid. For option
structures, the critical terms of the purchased and written
options are the same and the notional amount of the
written option component is not greater than that of the
purchased option.
In the fair valuation of foreign exchange forward contracts,
Nokia separates the forward element and considers it to be
the cost of hedging for foreign exchange forward contracts.
In the fair valuation of foreign exchange option contracts,
Nokia separates the time value and considers it to be the
cost of hedging for foreign exchange option contracts. In
the fair valuation of cross-currency swaps, Nokia separates
the foreign currency basis spread and considers it to be the cost of hedging for cross-currency swaps.
Hedge effectiveness is assessed at inception and
subsequently on a quarterly basis during the hedge
relationship to ensure that an economic relationship exists.
As Nokia only enters in hedge relationships where the critical terms match, the assessment of effectiveness is done on a
qualitative basis with no significant ineffectiveness expected.
Presentation in the statement of cash flows
The cash flows of a hedge are classified as cash flows from
operating activities in cases where the underlying hedged items relate to Nokia’s operating activities. When a derivative
contract is accounted for as a hedge of an identifiable position relating to financing or investing activities, the cash flows of the contract are classified in the same way as the cash flows of the position being hedged. Cash flows of derivatives used in hedging the foreign exchange risk of Nokia’s cash position are presented in cash flows from investing activities.
Cash flow hedges: hedging of forecast foreign currency
denominated sales and purchases
Nokia applies cash flow hedge accounting primarily to foreign exchange exposure that arises from highly probable forecast
operative business transactions. The risk management strategy is to hedge material net exposures (identified standard net
sales exposure minus identified standard costs exposure) by
using foreign exchange forwards and foreign exchange options in a layered hedging style that follows defined hedging level ranges and hedge maturities in quarterly time buckets. The
hedged item must be highly probable and present an exposure to variations in cash flows that could ultimately affect profit or loss.
For qualifying foreign exchange forwards and foreign exchange options, the change in fair value that reflects the change in spot exchange rates on a discounted basis is recognized in
hedging reserve through other comprehensive income (refer to
Note 5.1. Equity). The changes in the forward element of the foreign exchange forwards and the time value of the options
that relate to hedged items are deferred in the cost of
hedging reserve through other comprehensive income (refer
to Note 5.1. Equity) and are subsequently accounted for in
the same way as the spot element or intrinsic value.
In each quarter, Nokia evaluates whether the forecast
sales and purchases are still expected to occur. If a portion of the hedged cash flow is no longer expected to occur,
the hedge accounting criteria are no longer met and all
related deferred gains or losses are derecognized from
fair value and other reserves and recognized in other
operating income and expenses in the income statement.
If the hedged cash flow ceases to be highly probable, but is still expected to occur, accumulated gains and losses remain in fair value and other reserves until the hedged cash flow
affects profit or loss.
Nokia’s risk management objective is to hedge forecast cash
flows until the related revenue has been recognized. Each
hedge relationship is discontinued during the quarter when
the hedge matures, which is also the quarter that it had
been designated to hedge. At this point, the accumulated
gain or loss of cash flow hedges is reclassified to other
operating income and expenses in the income statement.
In cases where the forecast amount of revenue is not
recognized during a quarter, the full accumulated gain or
loss of cash flow hedges designated for said quarter is still reclassified and the portion related to forecast revenue that was not recognized is disclosed as hedge ineffectiveness.
As cash flow hedges primarily mature in the same quarter
as the hedged item, there is no significant ineffectiveness
resulting from the time value of money. Nokia will validate
the magnitude of the impact of discounting related to the
amount of gain or loss recognized in fair value and other
reserves on a quarterly basis.
Cash flow and fair value hedges: hedging of foreign
exchange risk of future interest cash flows
Nokia also applies cash flow hedging to future interest cash flows in foreign currency related to issued bonds. These
future interest cash flows are hedged with cross-currency
swaps that have been bifurcated and designated partly as
fair value hedges (see Fair value hedges: hedging of interest rate exposure below) to hedge both the foreign exchange
and interest rate benchmark risk component of the issued
bond, and partly as cash flow hedges to hedge the foreign
exchange risk related to the remaining portion of interest
cash flows on the issued bond. The accumulated gain or loss
for the part of these cross-currency swaps designated as
cash flow hedges is initially recorded in hedging reserve
through other comprehensive income and reclassified to
profit or loss at the time when the related interest cash
flows are settled.
Fair value hedges: hedging of interest rate exposure
Nokia applies fair value hedge accounting to reduce
exposure to fair value fluctuations of interest-bearing
liabilities due to changes in interest rates and foreign
exchange rates. Nokia uses interest rate swaps and cross-
currency swaps aligned with the hedged items to hedge
interest rate risk and associated foreign exchange risk.
Nokia has entered into long-term borrowings mainly at fixed
rates and has swapped most of them into floating rates in
line with a defined target interest profile. Nokia aims to
mitigate the adverse impacts from interest rate fluctuations by continuously managing net interest exposure resulting
from financial assets and liabilities by setting appropriate risk management benchmarks and risk limits. The hedged
item is identified as a proportion of the outstanding loans
up to the notional amount of the swaps as appropriate to
achieve the risk management objective. Nokia enters into
interest rate swaps that have similar critical terms to the
hedged item, such as reference rate, reset dates, payment
dates, maturities and notional amount and hence Nokia
expects that there will be no significant ineffectiveness.
Nokia has not entered into interest rate swaps where it
would be paying fixed rates.
Nokia’s borrowings are carried at amortized cost. Changes
in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of hedged liabilities attributable to the hedged risk, are
recorded in financial income and expenses in the income
statement. Nokia separates the foreign currency basis
spread from cross-currency swaps and excludes it from the
hedged risk as cost of hedging that is initially recognized
and subsequently measured at fair value and recorded in
the cost of hedging reserve through other comprehensive
income. If a hedge relationship no longer meets the criteria for hedge accounting, hedge accounting ceases, the cost
of hedging recorded in the cost of hedging reserve is
immediately expensed and any fair value adjustments
made to the carrying amount of the hedged item while the
hedge was effective are recognized in financial income and
expenses in the income statement based on the effective
interest method.
Fair value hedges: hedging of foreign exchange exposure
In certain cases, related to long-term construction projects within the Submarine Networks business which is presented
as discontinued operations, Nokia applied fair value hedge
accounting for foreign exchange risk with the objective to
reduce the exposure to fluctuations in the fair value of firm commitments due to changes in foreign exchange rates. The
change in fair value that reflect the change in spot exchange rates of the foreign exchange forwards designated and
qualifying as fair value hedges, together with any changes in the fair value of the hedged firm commitments attributable
to the hedged risk, were recorded in financial income and
expenses in discontinued operations.
At the end of the hedge relationship, the accumulated changes in the spot element of qualifying fair value hedges were
recorded as adjustments to net sales or cost of sales in
discontinued operations according to the hedge designation.
The changes in the forward element of the foreign exchange
forwards that relate to hedged items were deferred in the
cost of hedging reserve through other comprehensive income
and reclassified to other operating income and expenses in
discontinued operations at the end of the hedge relationship.
Hedges of net investments in foreign operations
Nokia applies hedge accounting for its foreign currency
hedging of selected net investments. The hedged item can
be an amount equal to or less than the carrying amount of
the net assets of the foreign operation in the statement of
financial position. The risk management strategy is to protect the euro counter value of the portion of this exposure
expected to materialize as non-euro cash repatriation in the foreseeable future.
For qualifying foreign exchange forwards, foreign exchange
options and option strategies, the change in fair value that reflects the change in spot exchange rates is recognized in
translation differences in shareholders’ equity (refer to Note
5.1. Equity). The changes in the forward element of foreign
exchange forwards as well as the changes in the time value
of options (collectively known as the “cost of hedging”) is
recognized in the cost of hedging reserve through other
comprehensive income. The cost of hedging at the date of
designation of the foreign exchange forward or option contract as a hedging instrument is amortized to financial income and expenses in the income statement over the duration of the
contract. Hence, in each reporting period, the change in fair value of the forward element of the foreign exchange forward contract or the time value of the option contract is recorded in the cost of hedging reserve through other comprehensive
income, while the amortization amount is reclassified from
the cost of hedging reserve to profit or loss.
The cumulative amount or proportionate share of changes
in the fair value of qualifying hedges deferred in translation differences is recognized as gain or loss on disposal of all or part of a foreign subsidiary.
Derivatives not designated in hedge accounting
relationships carried at fair value through profit and loss
For derivatives not designated under hedge accounting, but
hedging identifiable forecast exposures such as anticipated
foreign currency denominated sales and purchases, the
gains and losses are recognized in other operating income
and expenses in the income statement. The gains and losses
on all other derivatives not designated under hedge
accounting are recognized in financial income and expenses.
Embedded derivatives included in contracts are identified
and monitored by Nokia. For host contracts that are not
financial assets containing embedded derivatives that are
not closely related, the embedded derivatives are separated
and measured at fair value at each reporting date with
changes in fair value recognized in financial income and
expenses in the income statement. For host contracts that
are financial assets containing embedded derivatives, the
whole contract is measured at fair value at each reporting
date with changes in fair value recognized in financial
income and expenses in the income statement.

Hedge accounting	Hedge accounting
Nokia applies hedge accounting on certain foreign exchange
forward contracts, options or option strategies, and interest rate derivatives. Qualifying options and option strategies
have zero net premium, or a net premium paid. For option
structures, the critical terms of the purchased and written
options are the same and the notional amount of the
written option component is not greater than that of the
purchased option.
In the fair valuation of foreign exchange forward contracts,
Nokia separates the forward element and considers it to be
the cost of hedging for foreign exchange forward contracts.
In the fair valuation of foreign exchange option contracts,
Nokia separates the time value and considers it to be the
cost of hedging for foreign exchange option contracts. In
the fair valuation of cross-currency swaps, Nokia separates
the foreign currency basis spread and considers it to be the cost of hedging for cross-currency swaps.
Hedge effectiveness is assessed at inception and
subsequently on a quarterly basis during the hedge
relationship to ensure that an economic relationship exists.
As Nokia only enters in hedge relationships where the critical terms match, the assessment of effectiveness is done on a
qualitative basis with no significant ineffectiveness expected.
Presentation in the statement of cash flows
The cash flows of a hedge are classified as cash flows from
operating activities in cases where the underlying hedged items relate to Nokia’s operating activities. When a derivative
contract is accounted for as a hedge of an identifiable position relating to financing or investing activities, the cash flows of the contract are classified in the same way as the cash flows of the position being hedged. Cash flows of derivatives used in hedging the foreign exchange risk of Nokia’s cash position are presented in cash flows from investing activities.
Cash flow hedges: hedging of forecast foreign currency
denominated sales and purchases
Nokia applies cash flow hedge accounting primarily to foreign exchange exposure that arises from highly probable forecast
operative business transactions. The risk management strategy is to hedge material net exposures (identified standard net
sales exposure minus identified standard costs exposure) by
using foreign exchange forwards and foreign exchange options in a layered hedging style that follows defined hedging level ranges and hedge maturities in quarterly time buckets. The
hedged item must be highly probable and present an exposure to variations in cash flows that could ultimately affect profit or loss.
For qualifying foreign exchange forwards and foreign exchange options, the change in fair value that reflects the change in spot exchange rates on a discounted basis is recognized in
hedging reserve through other comprehensive income (refer to
Note 5.1. Equity). The changes in the forward element of the foreign exchange forwards and the time value of the options
that relate to hedged items are deferred in the cost of
hedging reserve through other comprehensive income (refer
to Note 5.1. Equity) and are subsequently accounted for in
the same way as the spot element or intrinsic value.
In each quarter, Nokia evaluates whether the forecast
sales and purchases are still expected to occur. If a portion of the hedged cash flow is no longer expected to occur,
the hedge accounting criteria are no longer met and all
related deferred gains or losses are derecognized from
fair value and other reserves and recognized in other
operating income and expenses in the income statement.
If the hedged cash flow ceases to be highly probable, but is still expected to occur, accumulated gains and losses remain in fair value and other reserves until the hedged cash flow
affects profit or loss.
Nokia’s risk management objective is to hedge forecast cash
flows until the related revenue has been recognized. Each
hedge relationship is discontinued during the quarter when
the hedge matures, which is also the quarter that it had
been designated to hedge. At this point, the accumulated
gain or loss of cash flow hedges is reclassified to other
operating income and expenses in the income statement.
In cases where the forecast amount of revenue is not
recognized during a quarter, the full accumulated gain or
loss of cash flow hedges designated for said quarter is still reclassified and the portion related to forecast revenue that was not recognized is disclosed as hedge ineffectiveness.
As cash flow hedges primarily mature in the same quarter
as the hedged item, there is no significant ineffectiveness
resulting from the time value of money. Nokia will validate
the magnitude of the impact of discounting related to the
amount of gain or loss recognized in fair value and other
reserves on a quarterly basis.
Cash flow and fair value hedges: hedging of foreign
exchange risk of future interest cash flows
Nokia also applies cash flow hedging to future interest cash flows in foreign currency related to issued bonds. These
future interest cash flows are hedged with cross-currency
swaps that have been bifurcated and designated partly as
fair value hedges (see Fair value hedges: hedging of interest rate exposure below) to hedge both the foreign exchange
and interest rate benchmark risk component of the issued
bond, and partly as cash flow hedges to hedge the foreign
exchange risk related to the remaining portion of interest
cash flows on the issued bond. The accumulated gain or loss
for the part of these cross-currency swaps designated as
cash flow hedges is initially recorded in hedging reserve
through other comprehensive income and reclassified to
profit or loss at the time when the related interest cash
flows are settled.
Fair value hedges: hedging of interest rate exposure
Nokia applies fair value hedge accounting to reduce
exposure to fair value fluctuations of interest-bearing
liabilities due to changes in interest rates and foreign
exchange rates. Nokia uses interest rate swaps and cross-
currency swaps aligned with the hedged items to hedge
interest rate risk and associated foreign exchange risk.
Nokia has entered into long-term borrowings mainly at fixed
rates and has swapped most of them into floating rates in
line with a defined target interest profile. Nokia aims to
mitigate the adverse impacts from interest rate fluctuations by continuously managing net interest exposure resulting
from financial assets and liabilities by setting appropriate risk management benchmarks and risk limits. The hedged
item is identified as a proportion of the outstanding loans
up to the notional amount of the swaps as appropriate to
achieve the risk management objective. Nokia enters into
interest rate swaps that have similar critical terms to the
hedged item, such as reference rate, reset dates, payment
dates, maturities and notional amount and hence Nokia
expects that there will be no significant ineffectiveness.
Nokia has not entered into interest rate swaps where it
would be paying fixed rates.
Nokia’s borrowings are carried at amortized cost. Changes
in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of hedged liabilities attributable to the hedged risk, are
recorded in financial income and expenses in the income
statement. Nokia separates the foreign currency basis
spread from cross-currency swaps and excludes it from the
hedged risk as cost of hedging that is initially recognized
and subsequently measured at fair value and recorded in
the cost of hedging reserve through other comprehensive
income. If a hedge relationship no longer meets the criteria for hedge accounting, hedge accounting ceases, the cost
of hedging recorded in the cost of hedging reserve is
immediately expensed and any fair value adjustments
made to the carrying amount of the hedged item while the
hedge was effective are recognized in financial income and
expenses in the income statement based on the effective
interest method.
Fair value hedges: hedging of foreign exchange exposure
In certain cases, related to long-term construction projects within the Submarine Networks business which is presented
as discontinued operations, Nokia applied fair value hedge
accounting for foreign exchange risk with the objective to
reduce the exposure to fluctuations in the fair value of firm commitments due to changes in foreign exchange rates. The
change in fair value that reflect the change in spot exchange rates of the foreign exchange forwards designated and
qualifying as fair value hedges, together with any changes in the fair value of the hedged firm commitments attributable
to the hedged risk, were recorded in financial income and
expenses in discontinued operations.
At the end of the hedge relationship, the accumulated changes in the spot element of qualifying fair value hedges were
recorded as adjustments to net sales or cost of sales in
discontinued operations according to the hedge designation.
The changes in the forward element of the foreign exchange
forwards that relate to hedged items were deferred in the
cost of hedging reserve through other comprehensive income
and reclassified to other operating income and expenses in
discontinued operations at the end of the hedge relationship.
Hedges of net investments in foreign operations
Nokia applies hedge accounting for its foreign currency
hedging of selected net investments. The hedged item can
be an amount equal to or less than the carrying amount of
the net assets of the foreign operation in the statement of
financial position. The risk management strategy is to protect the euro counter value of the portion of this exposure
expected to materialize as non-euro cash repatriation in the foreseeable future.
For qualifying foreign exchange forwards, foreign exchange
options and option strategies, the change in fair value that reflects the change in spot exchange rates is recognized in
translation differences in shareholders’ equity (refer to Note
5.1. Equity). The changes in the forward element of foreign
exchange forwards as well as the changes in the time value
of options (collectively known as the “cost of hedging”) is
recognized in the cost of hedging reserve through other
comprehensive income. The cost of hedging at the date of
designation of the foreign exchange forward or option contract as a hedging instrument is amortized to financial income and expenses in the income statement over the duration of the
contract. Hence, in each reporting period, the change in fair value of the forward element of the foreign exchange forward contract or the time value of the option contract is recorded in the cost of hedging reserve through other comprehensive
income, while the amortization amount is reclassified from
the cost of hedging reserve to profit or loss.
The cumulative amount or proportionate share of changes
in the fair value of qualifying hedges deferred in translation differences is recognized as gain or loss on disposal of all or part of a foreign subsidiary.
Derivatives not designated in hedge accounting
relationships carried at fair value through profit and loss
For derivatives not designated under hedge accounting, but
hedging identifiable forecast exposures such as anticipated
foreign currency denominated sales and purchases, the
gains and losses are recognized in other operating income
and expenses in the income statement. The gains and losses
on all other derivatives not designated under hedge
accounting are recognized in financial income and expenses.
Embedded derivatives included in contracts are identified
and monitored by Nokia. For host contracts that are not
financial assets containing embedded derivatives that are
not closely related, the embedded derivatives are separated
and measured at fair value at each reporting date with
changes in fair value recognized in financial income and
expenses in the income statement. For host contracts that
are financial assets containing embedded derivatives, the
whole contract is measured at fair value at each reporting
date with changes in fair value recognized in financial
income and expenses in the income statement.